Line of Credit Arrangement (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Apr. 05, 2022	Apr. 26, 2022	Jun. 30, 2022
Line of Credit Arrangement (Details) [Line Items]
Secured line of credit agreement	$ 15,000
Warrants to purchase, percentage	8.00%
Exercise price, per share (in Dollars per share)	$ 5.14
Expiration date of warrant issued	7 years
Interest of annual rate, percentage			9.25%
Interest paid, amount			$ 77
Third and final tranche			2,500
Allocated to the warrants			468
First Tranche [Member]
Line of Credit Arrangement (Details) [Line Items]
Credit line tranches, amount	$ 10,000	$ 10,000
Warrant amount, total	800
Last month payment tranche, amount			317
Proceeds allocation			9,532
Interest expenses			$ 223
Two Tranche [Member]
Line of Credit Arrangement (Details) [Line Items]
Credit line tranches, amount	2,500
Three Tranche [Member]
Line of Credit Arrangement (Details) [Line Items]
Credit line tranches, amount	$ 2,500